Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments
Book amount - beginning of the year	€ 12,092	€ 5,887
Additions and subscriptions	1,213	1,607
Divestments and reimbursements		(480)
Share of profit of equity-accounted investments	1,622	2,163
Share of loss of equity-accounted investments	(281)	(285)
Deduction for dividends	(2,000)	(1,194)
Change in the scope of consolidation	(211)	(1,827)
Currency translation differences	(412)	1
Other changes	607	6,220
Book amount - end of the year	12,630	12,092
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	50	44
Additions and subscriptions	3	21
Divestments and reimbursements		(2)
Share of profit of equity-accounted investments	4	5
Share of loss of equity-accounted investments	(3)	(6)
Deduction for dividends	(1)	(3)
Change in the scope of consolidation	3	5
Currency translation differences	(2)	2
Other changes	(1)	(16)
Book amount - end of the year	53	50
Joint ventures
Investments
Book amount - beginning of the year	7,065	2,057
Additions and subscriptions	1,024	900
Divestments and reimbursements		(1)
Share of profit of equity-accounted investments	818	474
Share of loss of equity-accounted investments	(149)	(197)
Deduction for dividends	(939)	(483)
Change in the scope of consolidation	13	(710)
Currency translation differences	(244)	(231)
Other changes	662	5,256
Book amount - end of the year	8,250	7,065
Associates
Investments
Book amount - beginning of the year	4,977	3,786
Additions and subscriptions	186	686
Divestments and reimbursements		(477)
Share of profit of equity-accounted investments	800	1,684
Share of loss of equity-accounted investments	(129)	(82)
Deduction for dividends	(1,060)	(708)
Change in the scope of consolidation	(227)	(1,122)
Currency translation differences	(166)	230
Other changes	(54)	980
Book amount - end of the year	€ 4,327	€ 4,977